Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Detail) ₨ in Millions, $ in Millions												12 Months Ended
	Mar. 10, 2026 INR (₨)	Dec. 24, 2025 INR (₨)	Dec. 02, 2025 INR (₨)	Oct. 08, 2025 INR (₨)	Jun. 24, 2025 INR (₨)	Jun. 06, 2025 INR (₨)	Apr. 22, 2025 INR (₨)	Mar. 07, 2025 INR (₨)	Dec. 19, 2024 INR (₨)	Jun. 21, 2024 INR (₨)	Dec. 30, 2023 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2023 INR (₨)
Assets
Property, plant and equipment												₨ 809,882	₨ 747,066		$ 8,631
Bank balances other than cash and cash equivalents												46,706	40,099		498
Right of use assets												18,314	14,506		195	₨ 12,898
Cash and cash equivalents												22,845	40,419	₨ 27,021	243
Trade receivables												24,094	24,268	21,856	257
Other assets												10,472	6,497		112
Total assets												1,056,088	959,799		11,255
Liabilities
Interest-bearing loans and borrowings - Principal portion												527,621	582,307		5,623
Short term borrowings												240,145	140,711		2,559
Lease liabilities												11,343	8,282	7,477	121
Provisions												10,569	9,484		113
Trade payables												17,820	8,173		190
Deferred government grant - non-current												169	181		2
Deferred government grant - current												11	11		0
Others current financial liabilities												45,670	34,754		487
Others non-current financial liabilities												15,819	6,576		169
Total liabilities												911,692	828,687		9,716
Non-controlling interests												18,536	18,510		$ 198
ReNew Surya Aayan Private Limited
Consideration satisfied by:
Cash and cash equivalents												310
ReNew Surya Aayan Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold						₨ 156
Sales consideration						310
Gain (loss) on sale						154
Consideration satisfied by:
Cash and cash equivalents						310
Koppal- Narendra Transmission Limited
Consideration satisfied by:
Cash and cash equivalents												1,007
Koppal- Narendra Transmission Limited | Disposal by Sale of Subsidiary
Liabilities
Non-controlling interests						259
Net assets sold					₨ 1,481	1,481
Sales consideration					1,007	1,007
Gain (loss) on sale					₨ (474)	(474)
Consideration satisfied by:
Cash and cash equivalents						1,007
Regent Climate Connect Knowledge Solutions Private Limited
Consideration satisfied by:
Cash and cash equivalents												75
Regent Climate Connect Knowledge Solutions Private Limited | Disposal by Sale of Subsidiary
Assets
Total assets													94
Liabilities
Total liabilities													41
Net assets sold							₨ 84
Sales consideration							86
Gain (loss) on sale							2
Consideration satisfied by:
Cash and cash equivalents							75
Deferred consideration							11
ReNew Sun Bright Private Limited
Consideration satisfied by:
Cash and cash equivalents												7,345
ReNew Sun Bright Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold		₨ 2,723		₨ 2,723
Sales consideration		7,345		7,345
Gain (loss) on sale		₨ 4,622		4,622
Consideration satisfied by:
Cash and cash equivalents				7,345
Gadag Transmission Limited
Consideration satisfied by:
Cash and cash equivalents												₨ 201
Gadag Transmission Limited | Disposal by Sale of Subsidiary
Liabilities
Non-controlling interests			₨ 141
Net assets sold	₨ 970		970
Sales consideration	201		201
Gain (loss) on sale	₨ (769)		(769)
Consideration satisfied by:
Cash and cash equivalents			201
ReNew Sun Waves Private Limited
Consideration satisfied by:
Cash and cash equivalents													5,196
ReNew Sun Waves Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold								₨ 2,125	₨ 2,125
Sales consideration								5,196	5,196
Gain (loss) on sale								₨ 3,071	3,071
Consideration satisfied by:
Cash and cash equivalents									5,196
Climate Connect Digital Limited
Consideration satisfied by:
Cash and cash equivalents													₨ 4	₨ 4
Climate Connect Digital Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold										₨ (13)	₨ 13
Sales consideration										4	4
Gain (loss) on sale										17	₨ 17
Consideration satisfied by:
Cash and cash equivalents										4
Assets at the Date of Disposal [Member] | ReNew Surya Aayan Private Limited
Assets
Property, plant and equipment						13,674
Bank balances other than cash and cash equivalents						392
Right of use assets						251
Cash and cash equivalents						392
Trade receivables						132
Other assets						1,031
Total assets						15,872
Assets at the Date of Disposal [Member] | Koppal- Narendra Transmission Limited
Assets
Property, plant and equipment						7,439
Capital work in progress						504
Bank balances other than cash and cash equivalents						122
Cash and cash equivalents						2,103
Trade receivables						197
Other assets						268
Total assets						10,633
Assets at the Date of Disposal [Member] | Regent Climate Connect Knowledge Solutions Private Limited
Assets
Intangible assets							16
Bank balances other than cash and cash equivalents							13
Cash and cash equivalents							10
Trade receivables							13
Other assets							52
Total assets							104
Assets at the Date of Disposal [Member] | ReNew Sun Bright Private Limited
Assets
Property, plant and equipment				11,075
Bank balances other than cash and cash equivalents				1,057
Right of use assets				251
Investments				873
Cash and cash equivalents				290
Trade receivables				126
Other assets				792
Total assets				14,464
Assets at the Date of Disposal [Member] | Gadag Transmission Limited
Assets
Property, plant and equipment			4,137
Capital work in progress			691
Bank balances other than cash and cash equivalents			7
Cash and cash equivalents			835
Trade receivables			79
Other assets			132
Total assets			5,881
Assets at the Date of Disposal [Member] | ReNew Sun Waves Private Limited
Assets
Property, plant and equipment									11,877
Bank balances other than cash and cash equivalents									307
Right of use assets									200
Cash and cash equivalents									409
Trade receivables									179
Other assets									433
Total assets									13,405
Assets at the Date of Disposal [Member] | Climate Connect Digital Limited
Assets
Cash and cash equivalents										14
Trade receivables										11
Other assets										12
Total assets										37
Liabilities at the Date of Disposal [Member] | ReNew Surya Aayan Private Limited
Liabilities
Interest-bearing loans and borrowings - Principal portion						14,120
Lease liabilities						253
Provisions						40
Trade payables						159
Other liabilities						1,144
Total liabilities						15,716
Liabilities at the Date of Disposal [Member] | Koppal- Narendra Transmission Limited
Liabilities
Interest-bearing loans and borrowings - Principal portion						8,376
Trade payables						112
Other liabilities						405
Total liabilities						₨ 8,893
Liabilities at the Date of Disposal [Member] | Regent Climate Connect Knowledge Solutions Private Limited
Liabilities
Provisions							2
Trade payables							7
Other liabilities							11
Total liabilities							₨ 20
Liabilities at the Date of Disposal [Member] | ReNew Sun Bright Private Limited
Liabilities
Interest-bearing loans and borrowings - Principal portion				10,407
Lease liabilities				264
Provisions				44
Other liabilities				1,026
Total liabilities				₨ 11,741
Liabilities at the Date of Disposal [Member] | Gadag Transmission Limited
Liabilities
Interest-bearing loans and borrowings - Principal portion			4,011
Trade payables			320
Other liabilities			439
Total liabilities			₨ 4,770
Liabilities at the Date of Disposal [Member] | ReNew Sun Waves Private Limited
Liabilities
Interest-bearing loans and borrowings - Principal portion									10,703
Lease liabilities									207
Provisions									61
Trade payables									21
Other liabilities									288
Total liabilities									₨ 11,280
Liabilities at the Date of Disposal [Member] | Climate Connect Digital Limited
Liabilities
Trade payables										50
Total liabilities										₨ 50